STOCKHOLDERS' EQUITY (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended					3 Months Ended		10 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 18, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 18, 2011	Aug. 17, 2011	Dec. 31, 2012 Long term note payable [Member]	Dec. 31, 2011 Long term note payable [Member]	Mar. 31, 2013 Restricted Stock [Member]	Mar. 31, 2013 Restricted Stock [Member] Long term note payable [Member]	Dec. 31, 2011 Warrants consulting services [Member]	Dec. 31, 2011 Warrants consulting services two [Member]	Dec. 31, 2011 Warrants consulting services two [Member] Exercise Price One [Member]	Dec. 31, 2011 Warrants consulting services two [Member] Exercise Price Two [Member]	Dec. 31, 2011 Warrants Note Payable [Member]	Sep. 30, 2012 Convertible Promissory Note One [Member]	Dec. 31, 2012 Convertible Promissory Note One [Member]	Jun. 30, 2012 Convertible Promissory Note One [Member]	Dec. 31, 2012 Accrued Interest [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		50,000,000		50,000,000	50,000,000
Common stock, par value per share		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued		17,146,527		11,375,000	16,236,527
Common stock, shares outstanding		17,146,527		11,375,000	16,236,527
Issuance of shares for litigation settlement, shares	1,400,000				1,400,000
Value per share					$ 0.50						$ 0.50
Issuance of shares for litigation settlement					$ 700,000
Common stock issued to investors, shares					915,000					350,000
Common stock issued to investors		425,000			457,500					175,000
Price per share					$ 0.50					$ 0.50
Issuance of shares as payment for an outstanding subscription agreement, shares										500,000
Issuance of shares as payment for an outstanding subscription agreement										250,000
Issuance of shares for services, shares					348,868					10,000
Issuance of shares for services		5,000			174,435					5,000
Common stock issued for repayment of accounts payable, shares					191,618
Common stock issued for repayment of accounts payable					95,809
Issuance of shares for interest, shares											50,000									75,000
Issuance of shares for interest		25,000			37,814						25,000									37,500
Conversion of an outstanding convertible promissory note, shares																	50,000	50,728
Convertible promissory notes payable																		25,000	25,000
Accured interest converted to stock		25,000	17,982		37,814												364	364
Restricted common shares to acquire South Uintah Gas Properties, Inc.					11,375,000
Long term note payable		500,000		500,000	500,000			500,000	500,000
Preferred stock, shares authorized		25,000,000		25,000,000	25,000,000	25,000,000
Common stock to be reserved for issuance							2,000,000
Warrants issued				6,700,000	800,000							3,000,000	1,700,000	1,100,000	600,000	2,000,000
Private placement																$ 4,500,000
Exercise Price														1	3